Income Taxes (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Provision for income taxes
Current tax - PRC	$ 249	$ 295	$ 265
Current tax - Macau	153	26
Deferred tax	(567)	154	108
Effective tax	$ (165)	$ 475	$ 373